STOCKHOLDERS' EQUITY (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Options Granted	0
Shares Exercised	0
Shares Forfeited/Expired	(738)
Options Outstanding	1,789	2,527
Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized		3,489
Options Granted		3,199
Shares Exercised		(77)
Shares Forfeited/Expired		(594)
Options Outstanding		2,528
Option Plan 2004 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized		119
Options Granted		119
Shares Exercised		(56)
Shares Forfeited/Expired		(39)
Options Outstanding		24
Option Plan 2005 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized		119
Options Granted		119
Shares Exercised		(8)
Shares Forfeited/Expired		(111)
Options Outstanding		0
Option Plan 2006 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized		262
Options Granted		258
Shares Exercised		(5)
Shares Forfeited/Expired		(60)
Options Outstanding		193
Option Plan 2007 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized		24
Options Granted		22
Shares Exercised		0
Shares Forfeited/Expired		(4)
Options Outstanding		18
Option Plan 2009 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized		238
Options Granted		299
Shares Exercised		(8)
Shares Forfeited/Expired		(125)
Options Outstanding		166
Option Plan 2013 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized		756
Options Granted		411
Shares Exercised		0
Shares Forfeited/Expired		(105)
Options Outstanding		306
Option Plan 2015 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized		1,971
Options Granted		1,971
Shares Exercised		0
Shares Forfeited/Expired		(150)
Options Outstanding		1,821